UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ]is a restatement.
                                 [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Marvin & Palmer Associates, Inc.
Address:     1201 N. Market Street
             Suite 2300
             Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen T. Buckley
Title:       Chief Financial Officer - Principal
Phone:       (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley            Wilmington, Delaware                May 9, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

        Form 13F File Number    Name

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    134
Form 13F Information Table Value Total:    $3,339,013
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number        Name

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         Column 1          Column 2   Column 3    Column 4    Column 5      Column 6     Column 7            Column 8
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      NAME OF ISSUER       TITLE OF     CUSIP       VALUE      SHRS OR     INVESTMENT     OTHER          VOTING AUTHORITY
                             CLASS                (x$1000)     SH/PUT/     DISCRETION    MANAGERS
                                                               PRN AMT
                                                              PRN CALL
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                                                                                                  SOLE        SHARED        NONE
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
Adobe Systems                 Com     00724F101      $29,886     716,680            Yes            716,680
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Adobe Systems                 Com     00724F101      $10,984     263,400            Yes                                      263,400
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AFLAC, Incorporated           Com     001055102      $31,342     666,000            Yes            666,000
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AFLAC, Incorporated           Com     001055102      $12,203     259,300            Yes                                      259,300
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Air Products and Chemicals    Com     009158106      $31,411     424,700            Yes            424,700
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Air Products and Chemicals    Com     009158106      $11,047     149,360            Yes                                      149,360
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Akamai Technologies           Com     00971T101      $48,922     980,000            Yes            980,000
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Akamai Technologies           Com     00971T101      $18,752     375,640            Yes                                      375,640
------------------------------------------------------------------------------------------------------------------------------------
America Movil SA ADR          ADR     02364W105      $17,305     362,100            Yes            362,100
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America Movil SA ADR          ADR     02364W105      $15,250     319,100            Yes                                      319,100
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.          Com     037833100      $70,749     761,480            Yes            761,480
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Apple Computer, Inc.          Com     037833100      $26,982     290,410            Yes                                      290,410
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Banco Itau Hldg.              ADR     059602201       $1,595      45,800            Yes             45,800
Financeira SA ADR
------------------------------------------------------------------------------------------------------------------------------------
Banco Itau Hldg.              ADR     059602201       $6,832     196,200            Yes                                      196,200
Financeira SA ADR
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Banco Macro SA ADR            ADR     05961W105       $9,133     269,100            Yes            269,100
------------------------------------------------------------------------------------------------------------------------------------
Banco Macro SA ADR            ADR     05961W105       $4,426     130,400            Yes                                      130,400
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Baxter International, Inc.    Com     071813109      $23,644     448,900            Yes            448,900
------------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.    Com     071813109       $8,928     169,500            Yes                                      169,500
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Bear Stearns Companies, Inc.  Com     073902108      $74,852     497,850            Yes            497,850
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Bear Stearns Companies, Inc.  Com     073902108      $27,815     185,000            Yes                                      185,000
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Cameron International, Corp.  Com     13342B105      $17,701     281,900            Yes            281,900
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Cameron International, Corp.  Com     13342B105       $8,043     128,100            Yes                                      128,100
------------------------------------------------------------------------------------------------------------------------------------
CEMEX ADR                     ADR     151290889         $416      12,700            Yes             12,700
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Central European Media Enter. Com     G20045202      $20,034     226,500            Yes            226,500
ADR
------------------------------------------------------------------------------------------------------------------------------------
Central European Media        Com     G20045202       $8,703      98,400            Yes                                       98,400
Enter. ADR
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Cisco Systems                 Com     17275R102      $98,696   3,865,890            Yes          3,865,890
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Cisco Systems                 Com     17275R102      $37,302   1,461,100            Yes                                    1,461,100
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Coach, Inc.                   Com     189754104     $101,086   2,019,700            Yes          2,019,700
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

------------------------------------------------------------------------------------------------------------------------------------
Coach, Inc.                   Com     189754104      $38,088     761,000            Yes                                      761,000
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Deere & Co.                   Com     244199105      $86,423     795,500            Yes            795,500
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                   Com     244199105      $32,820     302,100            Yes                                      302,100
------------------------------------------------------------------------------------------------------------------------------------
E.I. DuPont De Nemours & Co.  Com     263534109      $22,674     458,700            Yes            458,700
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E.I. DuPont De Nemours & Co.  Com     263534109       $9,273     187,600            Yes                                      187,600
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EchoStar Communications-A     Com     278762109      $25,576     588,900            Yes            588,900
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EchoStar Communications-A     Com     278762109       $9,707     223,500            Yes                                      223,500
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Estee Lauder Companies, Inc.  Com     518439104      $18,241     373,400            Yes            373,400
------------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Companies, Inc.  Com     518439104       $6,888     141,000            Yes                                      141,000
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Focus Media Holding - ADR     ADR     34415V109       $8,882     113,200            Yes            113,200
------------------------------------------------------------------------------------------------------------------------------------
Focus Media Holding - ADR     ADR     34415V109       $4,347      55,400            Yes                                       55,400
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP      ADR     344419106      $27,366     247,900            Yes            247,900
ADR
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP      ADR     344419106      $21,725     196,800            Yes                                      196,800
ADR
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General Dynamics              Com     369550108      $32,436     424,550            Yes            424,550
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics              Com     369550108      $11,741     153,680            Yes                                      153,680
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Gilead Sciences, Inc.         Com     375558103      $36,134     471,420            Yes            471,420
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Gilead Sciences, Inc.         Com     375558103      $13,067     170,470            Yes                                      170,470
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Goldman Sachs Group, Inc.     Com     38141G104      $98,453     476,470            Yes            476,470
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Goldman Sachs Group, Inc.     Com     38141G104      $36,677     177,500            Yes                                      177,500
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Google, Inc.                  Com     38259P508      $69,673     152,071            Yes            152,071
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Google, Inc.                  Com     38259P508      $25,726      56,150            Yes                                       56,150
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Grupo Televisa S.A.           ADR     40049J206       $6,857     230,100            Yes            230,100
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Grupo Televisa S.A.           ADR     40049J206       $3,341     112,100            Yes                                      112,100
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Health Net, Incorporated      Com     42222G108      $30,107     559,500            Yes            559,500
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Health Net, Incorporated      Com     42222G108      $11,289     209,800            Yes                                      209,800
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Hilton Hotels Corporation     Com     432848109      $24,920     693,000            Yes            693,000
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Hilton Hotels Corporation     Com     432848109       $9,324     259,300            Yes                                      259,300
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Icici Bank ADR                ADR     45104G104      $11,282     307,000            Yes            307,000
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Icici Bank ADR                ADR     45104G104      $11,558     314,500            Yes                                      314,500
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International Business        Com     459200101       $7,692      81,600            Yes             81,600
Machines
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International Business        Com     459200101       $3,412      36,200            Yes                                       36,200
Machines
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Johnson Controls, Inc.        Com     478366107      $24,526     259,200            Yes            259,200
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Johnson Controls, Inc.        Com     478366107       $9,396      99,300            Yes                                       99,300
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Kohl's Corporation            Com     500255104      $74,327     970,200            Yes            970,200
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

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Kohl's Corporation            Com     500255104      $28,114     366,980            Yes                                      366,980
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Kroger Company                Com     501044101      $12,653     447,900            Yes            447,900
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Kroger Company                Com     501044101       $4,359     154,300            Yes                                      154,300
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LAN Chile SA-Spon ADR         ADR     501723100      $11,672     169,400            Yes            169,400
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LAN Chile SA-Spon ADR         ADR     501723100       $5,360      77,800            Yes                                       77,800
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Las Vegas Sands Corp.         Com     517834107      $72,467     836,700            Yes            836,700
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Las Vegas Sands Corp.         Com     517834107      $28,132     324,810            Yes                                      324,810
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Lockheed Martin               Com     539830109      $32,424     334,200            Yes            334,200
Corporation
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Lockheed Martin               Com     539830109      $13,066     134,670            Yes                                      134,670
Corporation
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Marriott International,       Com     571903202      $31,217     637,600            Yes            637,600
Inc.
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Marriott International,       Com     571903202      $11,604     237,000            Yes                                      237,000
Inc.
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Medco Health Solutions,       Com     58405U102      $35,837     494,100            Yes            494,100
Inc.
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Medco Health Solutions,       Com     58405U102      $14,049     193,700            Yes                                      193,700
Inc.
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MEMC Electronic               Com     552715104      $29,666     489,700            Yes            489,700
Materials, Inc
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MEMC Electronic               Com     552715104      $11,292     186,400            Yes                                      186,400
Materials, Inc
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Merrill Lynch & Co., Inc.     Com     590188108      $27,858     341,100            Yes            341,100
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Merrill Lynch & Co., Inc.     Com     590188108      $10,642     130,300            Yes                                      130,300
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Mindray Medical,              ADR     602675100      $26,193   1,100,100            Yes          1,100,100
International ADR
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Mindray Medical,              ADR     602675100      $12,517     525,700            Yes                                      525,700
International ADR
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Mobile Telesystems ADR        ADR     607409109      $66,945   1,196,300            Yes          1,196,300
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Mobile Telesystems ADR        ADR     607409109      $52,026     929,700            Yes                                      929,700
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Molson Coors Brewing Co.-B    Com     60871R209      $12,916     136,500            Yes            136,500
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Molson Coors Brewing Co.-B    Com     60871R209       $6,311      66,700            Yes                                       66,700
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Monsanto Company              Com     61166W101      $88,018   1,601,500            Yes          1,601,500
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Monsanto Company              Com     61166W101      $33,208     604,230            Yes                                      604,230
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Morgan Stanley                Com     617446448      $72,806     924,400            Yes            924,400
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Morgan Stanley                Com     617446448      $26,558     337,200            Yes                                      337,200
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Nike, Inc. Class B            Com     654106103      $63,278     595,500            Yes            595,500
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Nike, Inc. Class B            Com     654106103      $24,302     228,700            Yes                                      228,700
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Noble Energy, Inc.            Com     655044105      $13,218     221,600            Yes            221,600
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Noble Energy, Inc.            Com     655044105       $6,317     105,900            Yes                                      105,900
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Nordstrom, Inc.               Com     655664100      $23,802     449,600            Yes            449,600
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Nordstrom, Inc.               Com     655664100       $9,429     178,100            Yes                                      178,100
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Petroleo Brasileiro ADR       ADR     71654V408       $7,563      76,000            Yes             76,000
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

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Petroleo Brasileiro ADR       ADR     71654V408       $3,324      33,400            Yes                                       33,400
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Polo Ralph Lauren Corporation Com     731572103      $38,654     438,500            Yes            438,500
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Polo Ralph Lauren Corporation Com     731572103      $14,703     166,800            Yes                                      166,800
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POSCO-ADR                     ADR     693483109         $260       2,500            Yes              2,500
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Precision Castparts Corp.     Com     740189105      $64,813     622,900            Yes            622,900
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Precision Castparts Corp.     Com     740189105      $24,514     235,600            Yes                                      235,600
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Quimica Y Minera Chil -       ADR     833635105       $6,205      42,500            Yes             42,500
SP ADR ADR
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Quimica Y Minera Chil -       ADR     833635105       $3,081      21,100            Yes                                       21,100
SP ADR ADR
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Rockwell Collins, Inc.        Com     774341101      $56,716     847,400            Yes            847,400
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Rockwell Collins, Inc.        Com     774341101      $22,676     338,800            Yes                                      338,800
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Safeway, Incorporated         Com     786514208      $17,759     484,700            Yes            484,700
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Safeway, Incorporated         Com     786514208       $7,229     197,300            Yes                                      197,300
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Satyam Computers Services     ADR     804098101       $5,793     255,200            Yes            255,200
ADR
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Satyam Computers Services     ADR     804098101       $5,827     256,700            Yes                                      256,700
ADR
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Schering Plough Corp.         Com     806605101      $30,841   1,208,960            Yes          1,208,960
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Schering Plough Corp.         Com     806605101      $11,661     457,100            Yes                                      457,100
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Starwood Hotels & Resorts     Com     85590A401      $46,718     720,400            Yes            720,400
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Starwood Hotels & Resorts     Com     85590A401      $16,251     250,600            Yes                                      250,600
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Stryker Corporation           Com     863667101      $71,267   1,074,600            Yes          1,074,600
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Stryker Corporation           Com     863667101      $26,885     405,380            Yes                                      405,380
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Sun Microsystems, Inc.        Com     866810104      $49,809   8,287,700            Yes          8,287,700
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Sun Microsystems, Inc.        Com     866810104      $18,867   3,139,300            Yes                                    3,139,300
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Tam SA-Sponsored ADR          ADR     87484D103       $5,394     203,100            Yes            203,100
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Tam SA-Sponsored ADR          ADR     87484D103       $2,948     111,000            Yes                                      111,000
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Target                        Com     87612E106      $23,248     392,300            Yes            392,300
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Target                        Com     87612E106       $8,925     150,600            Yes                                      150,600
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Telecom Argentina ADR         ADR     879273209       $9,121     427,400            Yes            427,400
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Telecom Argentina ADR         ADR     879273209       $4,355     204,100            Yes                                      204,100
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The Walt Disney Company       Com     254687106      $34,006     987,676            Yes            987,676
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The Walt Disney Company       Com     254687106      $12,127     352,230            Yes                                      352,230
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Vimpel Communications ADR     ADR     68370R109       $9,256      97,600            Yes             97,600
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Vimpel Communications ADR     ADR     68370R109       $3,775      39,800            Yes                                       39,800
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Vulcan Materials Company      Com     929160109      $27,827     238,900            Yes            238,900
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Vulcan Materials Company      Com     929160109      $10,565      90,700            Yes                                       90,700
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

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Wynn Resorts, Ltd.            Com     983134107      $23,677     249,600            Yes            249,600
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Wynn Resorts, Ltd.            Com     983134107       $9,344      98,500            Yes                                       98,500
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XTO Energy, Inc.              Com     98385X106      $34,344     626,600            Yes            626,600
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XTO Energy, Inc.              Com     98385X106      $12,442     227,000            Yes                                      227,000
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